Income Tax - Additional Information (Detail) - ARS ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement [Line Items]
Unrecognised Deferred Tax Liabilities		$ 599,445,000	$ 499,363,000
Applicable Income Tax Rate			25.00%	30.00%	30.00%	35.00%
Income Tax Expense		4,621,583,000	$ 12,126,790,000	$ 4,258,154,000			$ 555,002,000	$ 647,945,000	$ 264,257,000
Reduction of nominal values in income tax expense				3,239,760,000
Reduction of nominal values on foreign currency				8,594,199,000
Tax expense, inflation rate adjustment			13,140,814,000	19,908,003,000
Tax expense, inflation rate adjustment considered for deduction				10,981,079,000
Tax expense, inflation rate adjustment recognized in deferred tax asset				$ 9,026,924,000
Income taxes refund			4,528,453,000
Adjustments for current tax of prior periods	[1]	(1,001,615,000)	$ (494,797,000)
Tax expense, inflation rate adjustment considered for deduction, Percentage			1.00%
Tax expense, inflation rate adjustment recognized in deferred tax asset, Percentage			5.00%
Two Thousand And Twenty Two
Statement [Line Items]
Adjustment in nominal values in income tax expense		5,817,000,000
Current Year [Member]
Statement [Line Items]
Adjustment in nominal values in income tax expense		8,570,948,000
Inflation Adjustment [Member]
Statement [Line Items]
Adjustments for deferred tax of prior periods		325,896,000
Inflation Adjustment [Member] | Two Thousand And Twenty Two
Statement [Line Items]
Adjustments for current tax of prior periods		974,000,000
Adjustments for deferred tax of prior periods		784,000,000
Inflation Adjustment [Member] | Two Thousand And Twenty Two | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset		5,033,000
Inflation Adjustment [Member] | Current Year [Member]
Statement [Line Items]
Adjustments for deferred tax of prior periods		974,000,000
Inflation Adjustment [Member] | Current Year [Member] | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset		$ 7,596,948

[1]	It includes an income tax charge of 974,000 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 15.5 “Income tax – inflation adjustment for fiscal year 2020”.